UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-01807

Value Line Larger Companies, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 9/30/13 is included with this Form.

Value Line Larger Companies Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2013

Shares		Value
COMMON STOCKS (96.7%)
	CONSUMER DISCRETIONARY (18.0%)
5,000	AutoZone, Inc. *	$2,113,650
60,000	Comcast Corp. Class A	2,602,200
42,000	DIRECTV *	2,509,500
41,000	Las Vegas Sands Corp.	2,723,220
24,000	McDonald's Corp.	2,309,040
40,000	NIKE, Inc. Class B	2,905,600
3,000	Priceline.com, Inc. *	3,032,850
13,000	Ralph Lauren Corp.	2,141,490
39,000	Starbucks Corp.	3,001,830
33,000	Target Corp.	2,111,340
50,000	TJX Companies, Inc. (The)	2,819,500
30,000	Viacom, Inc. Class B	2,507,400
36,000	Walt Disney Co. (The)	2,321,640
28,000	Yum! Brands, Inc.	1,998,920
		35,098,180
	CONSUMER STAPLES (4.5%)
24,000	Costco Wholesale Corp.	2,762,880
24,000	CVS Caremark Corp.	1,362,000
44,000	General Mills, Inc.	2,108,480
31,000	PepsiCo, Inc.	2,464,500
		8,697,860

	ENERGY (7.9%)
33,000	Cameron International Corp. *	1,926,210
16,000	Chevron Corp.	1,944,000
39,000	Enterprise Products Partners L.P.	2,380,560
15,000	EOG Resources, Inc.	2,539,200
26,000	Exxon Mobil Corp.	2,237,040
28,000	Schlumberger Ltd.	2,474,080
45,000	TransCanada Corp. (1)	1,977,300
		15,478,390
	FINANCIALS (7.6%)
19,000	American Tower Corp. REIT	1,408,470
8,000	BlackRock, Inc.	2,164,960
37,000	Capital One Financial Corp.	2,543,380
30,000	Franklin Resources, Inc.	1,516,500
48,000	JPMorgan Chase & Co.	2,481,120
21,700	M&T Bank Corp.	2,428,664
65,000	U.S. Bancorp	2,377,700
		14,920,794
	HEALTH CARE (14.9%)
20,000	Actavis, Inc. *	2,880,000
23,000	Allergan, Inc.	2,080,350
23,000	Amgen, Inc.	2,574,620
10,000	Biogen Idec, Inc. *	2,407,600
45,000	Bristol-Myers Squibb Co.	2,082,600
36,000	Express Scripts Holding Co. *	2,224,080
46,000	Gilead Sciences, Inc. *	2,890,640
21,000	McKesson Corp.	2,694,300
27,000	Novartis AG ADR	2,071,170
15,000	Novo Nordisk A/S ADR	2,538,300
21,000	Thermo Fisher Scientific, Inc.	1,935,150
38,000	UnitedHealth Group, Inc.	2,721,180
		29,099,990

Shares		Value
	INDUSTRIALS (11.9%)
45,000	ADT Corp. (The)	$1,829,700
22,000	Boeing Co. (The)	2,585,000
25,000	Canadian National Railway Co.	2,534,250
39,000	Danaher Corp.	2,703,480
53,085	Expeditors International of
	Washington, Inc.	2,338,925
21,000	FedEx Corp.	2,396,310
11,000	Precision Castparts Corp.	2,499,640
40,000	Tyco International Ltd.	1,399,200
15,000	Union Pacific Corp.	2,330,100
25,000	United Technologies Corp.	2,695,500
		23,312,105
	INFORMATION TECHNOLOGY (22.3%)
34,000	Accenture PLC Class A	2,503,760
6,500	Apple, Inc.	3,098,875
49,700	ARM Holdings PLC ADR (1)	2,391,564
36,000	Cognizant Technology Solutions
	Corp. Class A *	2,956,320
40,000	eBay, Inc. *	2,231,600
95,000	EMC Corp.	2,428,200
3,700	Google, Inc. Class A *	3,240,867
91,000	Intel Corp.	2,085,720
12,000	International Business Machines
	Corp.	2,222,160
33,900	Intuit, Inc.	2,247,909
36,071	Motorola Solutions, Inc.	2,141,896
64,000	Oracle Corp.	2,122,880
36,000	QUALCOMM, Inc.	2,424,960
49,000	Salesforce.com, Inc. *	2,543,590
29,900	SAP AG ADR (1)	2,210,208
55,000	Texas Instruments, Inc.	2,214,850
13,000	Visa, Inc. Class A	2,484,300
24,000	VMware, Inc. Class A *	1,941,600
		43,491,259
	MATERIALS (6.7%)
18,000	Air Products & Chemicals, Inc.	1,918,260
32,000	BHP Billiton Ltd. ADR (1)	2,128,000
33,000	E.I. du Pont de Nemours & Co.	1,932,480
30,000	Ecolab, Inc.	2,962,800
22,000	Monsanto Co.	2,296,140
16,000	Praxair, Inc.	1,923,360
		13,161,040
	TELECOMMUNICATION SERVICES (2.0%)
92,000	America Movil S.A.B. de C.V.
	Series L, ADR (1)	1,822,520
50,000	BCE, Inc. (1)	2,135,000
		3,957,520
	UTILITIES (0.9%)
26,333	Duke Energy Corp.	1,758,518
	TOTAL COMMON STOCKS
	(Cost $118,384,588) (96.7%)	188,975,656

1

Value Line Larger Companies Fund, Inc.

September 30, 2013

Principal Amount		Value
SHORT-TERM INVESTMENTS (7.1%)
	REPURCHASE AGREEMENTS (3.2%)
$6,300,000	With Morgan Stanley, 0.02%,
	dated 09/30/13, due 10/01/13,
	delivery value $6,300,004
	(collateralized by $6,400,000
	U.S. Treasury Notes 1.000% due
	03/31/17, with a value of
	$6,431,926)	$6,300,000

	JOINT REPURCHASE AGREEMENTS (INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN) (3.9%)
2,776,042	Joint Repurchase Agreement with Morgan
	Stanley, 0.05%, dated 09/30/13, due
	10/01/13, delivery value $2,776,046
	(collateralized by $2,831,563 U.S.
	Treasury STRIPS Zero Coupon Notes
	due 11/15/15 - 08/15/23, U.S. Treasury
	Notes 0.250% - 1.250% due 09/15/15 -
	09/30/15, and U.S. Treasury Bonds
	6.125% due 11/15/27, with a value of
	$2,802,549)	2,776,042
2,902,225	Joint Repurchase Agreement with
	Barclays, 0.06%, dated 09/30/13, due
	10/01/13, delivery value $2,902,230
	(collateralized by $2,960,279 U.S.
	Treasury Inflation Indexed Notes
	0.500% due 04/15/15, with a value of
	$2,953,646)	2,902,225
1,892,756	Joint Repurchase Agreement with Credit
	Suisse First Boston, 0.05%, dated
	09/30/13, due 10/01/13, delivery value
	$1,892,758 (collateralized by
	$1,930,798 U.S. Treasury Notes
	0.250% due 10/15/15, with a value of
	$1,928,581)	1,892,756
		7,571,023
	TOTAL SHORT-TERM
	INVESTMENTS
	(Cost $13,871,023) (7.1%)	13,871,023
	TOTAL INVESTMENT
	SECURITIES (103.8%)
	(Cost $132,255,611)	$202,846,679
EXCESS OF LIABILITIES OVER CASH AND
OTHER ASSETS (-3.8%)		(7,491,137)
NET ASSETS (2) (100%)		$195,355,542
NET ASSET VALUE OFFERING AND
REDEMPTION PRICE, PER OUTSTANDING
SHARE
($195,355,542 ÷ 8,398,786 shares outstanding)		$23.26

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2013, the market value of the securities on loan was $7,382,456.
(2)
For federal income tax purposes, the aggregate cost was $132,255,611, aggregate gross unrealized appreciation was $71,122,341, aggregate gross unrealized depreciation was $531,273 and the net unrealized appreciation was $70,591,068.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
STRIPS	Separate Trading of Registered Interest and Principal Securities.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$188,975,656	$0	$0	$188,975,656
Short-Term Investments	0	13,871,023	0	13,871,023
Total Investments in Securities	$188,975,656	$13,871,023	$0	$202,846,679

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2013 there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 25, 2013